EQ ADVISORS TRUSTSM

EQ/Mid Cap Value Managed Volatility Portfolio

SUPPLEMENT DATED DECEMBER 30, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective December 31, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Mid Cap Value Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Diamond Hill Capital Management, Inc. (“Diamond Hill” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Chris Welch, CFA®	Portfolio Manager of Diamond Hill	July 2013
Anthony Philipp	Co-Portfolio Manager of Diamond Hill	December 2025

The section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Diamond Hill Capital Management, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following information:

Chris Welch, CFA® and Anthony Philipp are primarily responsible for the day-to-day management of a portion of the Active Allocated Portion of the EQ/Mid Cap Value Managed Volatility Portfolio.

Chris Welch, CFA® is a Portfolio Manager of Diamond Hill, a position he has held since 2005.

Anthony Philipp is a Portfolio Manager of Diamond Hill. Mr. Philipp joined Diamond Hill in 2024. Previously, he was an investment analyst for Hotchkis & Wiley Capital Management from 2019 to 2024.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Diamond Hill Capital Management, Inc. (“Diamond Hill”)” is amended to add the following information:

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of November 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (B)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Mid Cap Value Managed Volatility Portfolio
Anthony Philipp	2	$1,016,646,718	3	$228,620,785	7	$71,902,551	0	0	0	0	0	0

Ownership of Shares of the Portfolio as of November 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Mid Cap Value Managed Volatility Portfolio
Anthony Philipp	X